Earnings per share (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Numerator:
Net income	$ 65,976,255	$ 91,499,714
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders-basic	65,976,255	91,499,714
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders-diluted	$ 65,976,255	$ 91,499,714
Denominator:
Weighted-average shares outstanding, basic	142,437,384	145,890,338
Weighted average number of stock options	2,190,548	509,465
Number of shares outstanding-diluted	144,627,932	146,399,803
Basic earnings per share	$ 0.46	$ 0.63
Diluted earnings per share	$ 0.46	$ 0.62
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	1,633,868	2,365,623